RELATED PARTY BALANCES AND TRANSACTION - Additional Information (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Payables to clients
Related Party Transaction [Line Items]
Payable to related parties	$ 19,553	$ 308,073
Directors and officers and their spouses | Brokerage Services and Margin Loans
Related Party Transaction [Line Items]
Revenues earned	$ 2,211	$ 6,797	$ 3,040